INTERESTS IN OTHER ENTITIES - Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Carrying value	£ 11,635	£ 11,635
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying value	337	337
Value in use	461	497
Headroom	£ 124	£ 160
Increase in discount rate	5.80%	7.20%
Decrease in cash flows	27.00%	32.00%
Value in use	Value in use [member]	Value in use [member]
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying value	£ 11,268	£ 11,268
Value in use	11,683	12,610
Headroom	£ 415	£ 1,342
Increase in discount rate	0.43%	1.35%
Decrease in cash flows	4.00%	11.00%
Value in use	Value in use [member]	Value in use [member]